General (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
General [Abstract]
Description of administration			the Company announced positive top-line results from the Surgical site Hospital acquired Infection prEvention with Local D-PLEX100 (“SHIELD”) II Phase 3 trial. D-PLEX100 successfully met the primary efficacy endpoint, with statistically significant results (p<0.005) in 798 patients with large abdominal surgery incisions.
Percentage of reduction rate of surgical site			58.00%
Cash equivalents and short-term deposits	$ 29,455		$ 29,455
Income loss	(9,977)	$ (6,294)	(18,245)	$ (12,742)	$ (29,022)
Net cash used in operating activities			(12,711)	$ (8,494)
Accumulated deficit	$ (285,576)		$ (285,576)		$ (267,331)